Product sales revenue - Schedule of product sales revenue (Details) - USD ($)	3 Months Ended		6 Months Ended
	Apr. 30, 2022	Apr. 30, 2021	Apr. 30, 2022	Apr. 30, 2021
Product sales revenue [Abstract]
Product revenue recognized in the period	$ 4,319,640	$ 283,637	$ 6,203,617	$ 920,999
Fair value pricing adjustments	3,971,482	(107,535)	5,709,952	167,969
Total product sales	$ 8,291,122	$ 176,102	$ 11,913,569	$ 1,088,968